Average Annual Total Returns - Victory INCORE Low Duration Bond Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Bloomberg Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Bloomberg Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	1.51%	1.80%	1.49%	0.95%	1.09%	0.77%	0.89%	1.06%	0.83%	2.05%	1.48%	0.95%	3.41%	1.85%	1.31%	4.08%	2.50%	1.96%	3.14%	1.92%	1.32%